UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 09/30/05

Item 1 - Report to Stockholders

                                CMA Government
                                Securities Fund

Semi-Annual Report
September 30, 2005

CMA Government Securities Fund

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2          CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

A Letter From the President

Dear Shareholder

Amid what we've coined a "muddle through" year for the financial markets, the major benchmark indexes managed to post positive results for the current reporting period:

Total Returns as of September 30, 2005                            6-month   12-month
====================================================================================
U.S. equities (Standard & Poor's (S&P) 500 Index)                  +5.02%    +12.25%
------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                       +9.21%    +17.95%
------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)    +9.26%    +25.79%
------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                +2.31%    + 2.80%
------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)     +2.80%    + 4.05%
------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)     +2.82%    + 6.31%
------------------------------------------------------------------------------------

Since June 2004, the Federal Reserve Board (the Fed) has tirelessly advanced its interest rate hiking program, raising the federal funds rate 11 times to 3.75% by period-end. The Fed admittedly remains more concerned about inflation than slowing economic growth, causing some to worry that the central bank may overreact to inflation and increase interest rates more than is necessary to maintain a healthy economic balance. Recent disruptions to production and spending from Hurricanes Katrina and Rita are likely to distort the economic data in the short term, muddying the underlying trends. However, any hurricane-induced slowdown is likely to be short lived, and the fiscal stimulus associated with reconstruction efforts in the Gulf could add to gross domestic product growth in 2006.

U.S. equities exhibited resilience over the past several months as investors generally tended to proceed with caution. After a strong finish to 2004, the S&P 500 Index remained largely range-bound in 2005, with the last three months representing the best quarter of the year. Up to this point, strong corporate earnings reports and low long-term bond yields have worked in favor of equities. Looking ahead, high energy prices, continued interest rate hikes, a potential consumer slowdown and/or disappointing earnings pose the greatest risks to U.S. stocks. Internationally, many markets have benefited from strong economic statistics, trade surpluses and solid finances.

In the bond market, the yield curve continued to flatten as short-term interest rates moved in concert with the Fed rate hikes and longer-term interest rates remained more constant or declined. The difference between two-year and 10-year Treasury yields collapsed from 151 basis points (1.51%) on September 30, 2004 to 70 basis points on March 31, 2005, to just 16 basis points at period-end.

Financial markets are likely to face continued crosscurrents in the months ahead. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Robert C. Doll, Jr.

                                        Robert C. Doll, Jr.
                                        President and Trustee


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005          3

A Discussion With Your Fund's Portfolio Manager

      Short-term interest rates continued to rise, prompting us to maintain our relatively conservative approach throughout the period.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2005, CMA Government Securities Fund paid shareholders a net annualized dividend of 2.46%. The Fund's seven-day yield as of September 30, 2005, was 2.88%.

At September 30, 2005, the average portfolio maturity of CMA Government Securities Fund was 44 days, compared to 41 days at March 31, 2005.

We continued to employ a barbell strategy, emphasizing the very front end of the market (overnight and term financing) for liquidity and initially adding longer-dated securities for yield enhancement and price appreciation. We limited our use of longer-dated securities as the Federal Reserve Board (the Fed) advanced its monetary tightening campaign. As a result of managing the portfolio's average life and longer-dated holdings, the Fund was able to deliver competitive results relative to its peers.

The Fed continued to target higher interest rates to combat inflation expectations, bringing the federal funds rate to 3.75% by period-end, the culmination of 11 consecutive rate hikes since June 2004. The Fed maintained its commitment to a measured monetary tightening program even in the face of rising oil prices, which many feared could increase inflationary pressures and threaten the economic growth forecasts at certain points throughout the period. Nevertheless, the oil price shocks were largely absorbed by the markets. Recently, conflicting signals regarding inflation have started to emerge. While the personal consumption expenditure price index still suggests a benign inflationary environment, recent gains in wage and unit labor costs are indicating an increase in the rate of inflation.

As short-term interest rates rose in symphony with the Fed interest rate hikes, long-term rates remained stubbornly low, perpetuating the yield curve flattening trend. The yield differential between the two-year and 10-year Treasury note was just 16 basis points (.16%) at September 30, 2005. At the short end, the yield differential between the three-month Treasury bill and two-year Treasury note was 63 basis points.

Following a steady rise in Treasury issuance, we witnessed a decline in supply during the six-month reporting period, most notably in shorter-term securities. The government's increased collection of both corporate and individual payroll taxes -- coincident with improving employment and corporate earnings -- has helped offset the need for additional supply in the short end. In addition, shrinking federal budget deficits contributed to the slowdown in Treasury issuance during this timeframe.

In the final two months of the period, Hurricanes Katrina and Rita devastated the Gulf Coast. The initial impact around the country came in the form of higher oil and gasoline prices, which have since retreated modestly. Financially, the fallout from the hurricanes is likely to hamper growth in the coming months, although history seems to indicate that natural disasters have a much smaller lasting effect on the national economy in terms of gross domestic product. Nevertheless, it seems clear that the longer-term effects of Katrina and Rita will increase the need for additional Treasury borrowing, both in bills and notes, to finance the reconstruction of the affected communities.

How did you manage the portfolio during the period?

Within the context of a rising interest rate environment, our approach to managing the Fund was primarily to maintain a relatively short average portfolio maturity.

Although we generally maintained a barbelled strategy, we did not participate heavily in longer-dated securities. Instead, we focused primarily on increasing our liquidity profile, namely in repurchase agreements and shorter-dated Treasury issues. As longer-dated issues matured, we reinvested in shorter securities. By period-end, the portfolio's position in repurchase agreements, which comprised primarily overnight and one-week maturities, represented approximately 76% of the Fund's net assets. This sector resets to market rates quicker than longer-dated securities while also allowing the Fund ample liquidity.

Ultimately, we targeted one-year maturities as the fulcrum point of the yield curve and determined that the six-month to one-year sector offered the best opportunity for yield enhancement and price appreciation. As one-year issues approached yields of 4%, we selectively added them to the portfolio.


4          CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

How would you characterize the portfolio's position at the close of the period?

Our position at period-end could be described as cautiously optimistic (as compared to cautious six months ago). The effects of Hurricanes Katrina and Rita, and the resultant higher energy prices, are likely to slow the economy in the months ahead. Nevertheless, the Fed continues to maintain that, for now, monetary policy is still accommodative and their focus will remain on inflation.

With the remaining 2005 Federal Open Market Committee (FOMC) meetings slated for November and December, we expect the Fed to become more data dependent in determining monetary policy. While we will view carefully the outcome of the final two FOMC meetings of 2005, we believe the Fed is likely to temper their stance on monetary policy and lessen the risk of substantially higher interest rates should the economy exhibit signs of slowing in 2006. Under these conditions, we will extend the portfolio's average maturity if the economy exhibits signs of faltering and the front end of the yield curve steepens.

The portfolio's composition, as a percent of net assets, at the end of September and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                           9/30/05       3/31/05
--------------------------------------------------------------------------------
Repurchase Agreements ..........................             76.0%         75.5%
U.S. Government Obligations ....................             23.6          23.8
Other Assets Less Liabilities ..................              0.4           0.7
                                                            -------------------
Total ..........................................            100.0%        100.0%
                                                            ===================

John Ng
Vice President and Portfolio Manager

October 6, 2005


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005          5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2005 and held through September 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                             Expenses Paid
                                                       Beginning           Ending         During the Period*
                                                     Account Value      Account Value      April 1, 2005 to
                                                     April 1, 2005   September 30, 2005   September 30, 2005
============================================================================================================
Actual
============================================================================================================
CMA Government Securities Fund                          $1,000            $1,012.30             $3.48
============================================================================================================
Hypothetical (5% annual return before expenses)**
============================================================================================================
CMA Government Securities Fund                          $1,000            $1,021.64             $3.50
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .69% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


6          CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Statement of Assets and Liabilities               CMA Government Securities Fund

As of September 30, 2005
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Government Securities Trust
                        (the "Trust"), at value (identified cost--$469,321,138) ...........                        $   469,427,584
                       Prepaid expenses and other assets ..................................                                113,177
                                                                                                                   ---------------
                       Total assets .......................................................                            469,540,761
                                                                                                                   ---------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor .....................................................    $       213,952
                          Administrator ...................................................             90,874
                          Other affiliates ................................................              7,852             312,678
                                                                                               ---------------
                       Other liabilities ..................................................                                  3,319
                                                                                                                   ---------------
                       Total liabilities ..................................................                                315,997
                                                                                                                   ---------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets .........................................................                        $   469,224,764
                                                                                                                   ===============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
                       Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized .......................................                        $    46,911,832
                       Paid-in capital in excess of par ...................................                            422,206,486
                       Unrealized appreciation allocated from the Trust--net ..............                                106,446
                                                                                                                   ---------------
                       Net Assets--Equivalent to $1.00 per share based on
                        469,118,320 shares of beneficial interest outstanding .............                        $   469,224,764
                                                                                                                   ===============

      See Notes to Financial Statements.


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005          7

Statement of Operations                           CMA Government Securities Fund

For the Six Months Ended September 30, 2005
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                       Interest ...........................................................                        $        30,992
                       Net investment income allocated from the Trust:
                          Interest (includes $388,044 from affiliates) and
                           amortization of premium and discount earned ....................                              7,682,215
                          Expenses ........................................................                               (643,263)
                                                                                                                   ---------------
                       Total income .......................................................                              7,069,944
                                                                                                                   ---------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                       Administration fees ................................................    $       618,424
                       Distribution fees ..................................................            307,088
                       Registration fees ..................................................             81,435
                       Transfer agent fees ................................................             24,629
                       Printing and shareholder reports ...................................             17,076
                       Professional fees ..................................................             13,819
                       Other ..............................................................              4,203
                                                                                               ---------------
                       Total expenses .....................................................                              1,066,674
                                                                                                                   ---------------
                       Investment income--net .............................................                              6,003,270
                                                                                                                   ---------------
==================================================================================================================================
Realized & Unrealized Gain Allocated from the Trust--Net
----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ..................................                                  2,773
                       Change in unrealized appreciation on investments--net ..............                                 10,382
                                                                                                                   ---------------
                       Total realized and unrealized gain--net ............................                                 13,155
                                                                                                                   ---------------
                       Net Increase in Net Assets Resulting from Operations ...............                        $     6,016,425
                                                                                                                   ===============

      See Notes to Financial Statements.


8          CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Statements of Changes in Net Assets               CMA Government Securities Fund

                                                                                                  For the Six          For the
                                                                                                 Months Ended         Year Ended
                                                                                                 September 30,         March 31,
Increase (Decrease) in Net Assets:                                                                   2005                2005
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .............................................    $     6,003,270     $     5,705,176
                       Realized gain--net .................................................              2,773                 647
                       Change in unrealized appreciation--net .............................             10,382            (578,006)
                                                                                               -----------------------------------
                       Net increase in net assets resulting from operations ...............          6,016,425           5,127,817
                                                                                               -----------------------------------
==================================================================================================================================
Dividends & Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .............................................         (6,003,270)         (5,705,176)
                       Realized gain--net .................................................             (2,773)               (647)
                                                                                               -----------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders .....................................         (6,006,043)         (5,705,823)
                                                                                               -----------------------------------
==================================================================================================================================
Beneficial Interest Transactions
----------------------------------------------------------------------------------------------------------------------------------
                       Net proceeds from sale of shares ...................................        997,223,489       1,861,498,133
                       Value of shares issued to shareholders in reinvestment of
                        dividends and distributions .......................................          6,006,282           5,705,266
                                                                                               -----------------------------------
                       Total shares issued ................................................      1,003,229,771       1,867,203,399
                       Cost of shares redeemed ............................................     (1,059,128,500)     (1,994,166,317)
                                                                                               -----------------------------------
                       Net decrease in net assets derived from beneficial interest
                        transactions ......................................................        (55,898,729)       (126,962,918)
                                                                                               -----------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets .......................................        (55,888,347)       (127,540,924)
                       Beginning of period ................................................        525,113,111         652,654,035
                                                                                               -----------------------------------
                       End of period ......................................................    $   469,224,764     $   525,113,111
                                                                                               ===================================

      See Notes to Financial Statements.


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005          9

Financial Highlights                              CMA Government Securities Fund

                                                            For the Six
                                                            Months Ended                  For the Year Ended March 31,
The following per share data and ratios have been derived   September 30,   ------------------------------------------------------
from information provided in the financial statements.         2005            2005           2004          2003++         2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ...   $     1.00      $     1.00     $     1.00     $     1.00    $     1.00
                                                            ----------------------------------------------------------------------
                 Investment income--net .................        .0121           .0102          .0053          .0122         .0264
                 Realized and unrealized gain (loss)--net           --**        (.0010)        (.0003)        (.0004)        .0010
                                                            ----------------------------------------------------------------------
                 Total from investment operations .......        .0121           .0092          .0050          .0118         .0274
                                                            ----------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net ..............       (.0121)         (.0102)        (.0053)        (.0122)       (.0264)
                    Realized gain--net ..................           --+             --+        (.0001)        (.0001)       (.0004)
                                                            ----------------------------------------------------------------------
                 Total dividends and distributions ......       (.0121)         (.0102)        (.0054)        (.0123)       (.0268)
                                                            ----------------------------------------------------------------------
                 Net asset value, end of period .........   $     1.00      $     1.00     $     1.00     $     1.00    $     1.00
                                                            ======================================================================
                 Total Investment Return ................         1.23%@@         1.03%           .52%          1.22%         2.62%
                                                            ======================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                 Expenses ...............................          .69%*@          .66%*          .63%*          .60%*         .60%
                                                            ======================================================================
                 Investment income and realized gain--net         2.43%*@          .98%           .56%          1.23%         2.68%
                                                            ======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)   $  469,225      $  525,113     $  652,654     $1,584,439    $1,803,646
                                                            ======================================================================

*     Includes the Fund's share of the Trust's allocated expenses.
**    Amount is less than $.0001 per share.
+     Amount is less than $(.0001) per share.
++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@     Annualized.
@@    Aggregate total investment return.

      See Notes to Financial Statements.

Notes to Financial Statements                     CMA Government Securities Fund

1. Significant Accounting Policies:

CMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Government Securities Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are,


10         CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Notes to Financial Statements (concluded)         CMA Government Securities Fund

in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2005 was 54.0%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12(b)-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with each Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Transactions in Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

On March 31, 2005, the Fund has a net capital loss carryforward of $2,539, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         11

Schedule of Investments       Master Government Securities Trust  (in Thousands)

                              Face         Interest        Maturity
Issue                        Amount          Rate            Date          Value
================================================================================
U.S. Government Obligations*--23.6%
================================================================================
U.S. Treasury Bills         $ 1,970         3.097%       11/25/2005     $  1,961
                             24,500         3.725-
                                            3.735         3/30/2006       24,047
--------------------------------------------------------------------------------
U.S. Treasury Notes          34,855         5.75         11/15/2005       34,946
                              8,900         1.875        11/30/2005        8,889
                             26,650         1.875         1/31/2006       26,485
                             22,000         1.625         2/28/2006       21,802
                             45,391         1.50          3/31/2006       44,857
                              8,830         4.625         5/15/2006        8,861
                              4,400         2.50          5/31/2006        4,356
                              2,220         2.375         8/15/2006        2,188
                             27,000         2.375         8/31/2006       26,585
--------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost--$205,366) ..................................................      204,977
--------------------------------------------------------------------------------

Face
Amount                            Issue
================================================================================
Repurchase Agreements--76.0%
================================================================================
$43,500         ABN AMRO Bank N.V., New York Branch,
                purchased on 9/28/2005 to yield 3.60%
                to 10/05/2005, repurchase price $43,530,
                collateralized by U.S. Treasury Bond,
                8.125% due 8/15/2019 ..............................       43,500
--------------------------------------------------------------------------------
 43,500         Banc of America Securities LLC, purchased
                on 9/28/2005 to yield 3.77% to 10/05/2005,
                repurchase price $43,532, collateralized by
                GNMA, 5.50% to 6% due 6/20/2035 to
                9/20/2035 and U.S. Treasury Bonds, 8.75%
                due 8/15/2020 .....................................       43,500
--------------------------------------------------------------------------------
 42,916         Barclays Capital Inc., purchased on 9/30/2005
                to yield 3.25% to 10/03/2005, repurchase
                price $42,928, collateralized by U.S. Treasury
                Inflation Index Bond, 3.375%
                due 4/15/2032 .....................................       42,916
--------------------------------------------------------------------------------
 42,000         Bear Stearns & Co. Inc., purchased on
                9/30/2005 to yield 3.20% to 10/03/2005,
                repurchase price $42,011, collateralized by
                U.S. Treasury Notes, 6.25% to 7.50% due
                11/15/2016 to 8/15/2023 ...........................       42,000
--------------------------------------------------------------------------------
 12,000         Citigroup Global Markets Inc., purchased on
                9/30/2005 to yield 3.20% to 10/03/2005,
                repurchase price $12,003, collateralized by
                U.S. Treasury STRIPS+, due 11/15/2016 .............       12,000
--------------------------------------------------------------------------------
 43,000         Countrywide Securities Corp., purchased on
                9/27/2005 to yield 3.76% to 10/04/2005,
                repurchase price $43,031, collateralized by
                GNMA, 4.50% to 6% due 9/15/2020
                to 9/15/2035 ......................................       43,000
--------------------------------------------------------------------------------
 43,000         Credit Suisse LLC, purchased on 9/27/2005 to
                yield 3.76% to 10/04/2005, repurchase price
                $43,031, collateralized by GNMA, 5% to 6.50%
                due 5/15/2032 to 5/15/2034 ........................       43,000
--------------------------------------------------------------------------------
 43,000         Deutsche Bank Securities, Inc., purchased on
                9/27/2005 to yield 3.76% to 10/04/2005,
                repurchase price $43,031, collateralized by U.S.
                Treasury STRIPS+ Principal Only,
                due 11/15/2015 ....................................       43,000
--------------------------------------------------------------------------------
 44,000         Goldman Sachs & Company, purchased on
                9/22/2005 to yield 3.72% to 10/20/2005,
                repurchase price $44,127, collateralized by
                U.S. Treasury Notes, 3.375%
                due 9/15/2009 .....................................       44,000
--------------------------------------------------------------------------------
 43,500         Greenwich Capital Markets, Inc., purchased on
                9/28/2005 to yield 3.74% to 10/05/2005,
                repurchase price $43,532, collateralized by
                GNMA, 3.50% to 9% due 5/15/2023
                to 12/15/2046 .....................................       43,500
--------------------------------------------------------------------------------
 43,000         HSBC Securities (USA), Inc., purchased on
                9/30/2005 to yield 3.34% to 10/03/2005,
                repurchase price $43,012, collateralized by
                U.S. Treasury STRIPS+, due 5/15/2018
                to 5/15/2030 ......................................       43,000
--------------------------------------------------------------------------------
 43,500         J.P. Morgan Securities Inc., purchased on
                9/28/2005 to yield 3.75% to 10/05/2005,
                repurchase price $43,532, collateralized by
                GNMA, 4.45% to 8.49% due 9/15/2007
                to 12/15/2046 .....................................       43,500
--------------------------------------------------------------------------------
 43,500         Merrill Lynch Government Securities Inc.,
                purchased on 9/29/2005 to yield 3.70% to
                10/06/2005, repurchase price $43,531,
                collateralized by GNMA, 4.125% to 16%
                due 1/15/2006 to 9/15/2035 (a) ....................       43,500
--------------------------------------------------------------------------------


12         CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Schedule of Investments (concluded)
                              Master Government Securities Trust  (in Thousands)

Face
Amount                            Issue                                    Value
================================================================================
Repurchase Agreements (continued)
================================================================================
$43,500         Mizuho Securities USA, Inc., purchased on
                9/29/2005 to yield 3.58% to 10/06/2005,
                repurchase price $43,530, collateralized by U.S.
                Treasury Bills, due 10/06/2005 to 3/16/2006,
                U.S. Treasury Bonds, 9% to 11.75% due
                2/15/2006 to 11/15/2018 and U.S. Treasury
                Notes, 1.625% to 7% due 10/31/2005
                to 5/15/2015 ......................................     $ 43,500
--------------------------------------------------------------------------------
 43,500         Morgan Stanley & Co., Inc., purchased on
                9/29/2005 to yield 3.58% to 10/06/2005,
                repurchase price $43,530, collateralized by U.S.
                Treasury STRIPS+ Principal Only,
                due 8/15/2025 .....................................       43,500
--------------------------------------------------------------------------------
 43,500         UBS Securities LLC, purchased on 9/29/2005
                to yield 3.73% to 10/06/2005, repurchase
                price $43,532, collateralized by cash .............       43,500
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$660,916) ......................      660,916
--------------------------------------------------------------------------------
Total Investments (Cost--$866,282**)--99.6% .......................      865,893

Other Assets Less Liabilities--0.4% ...............................        3,203
                                                                        --------
Net Assets--100.0% ................................................     $869,096
                                                                        ========

--------------------------------------------------------------------------------

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .............................................     $866,282
                                                                       ========
      Gross unrealized appreciation ..............................     $      6
      Gross unrealized depreciation ..............................         (395)
                                                                       --------
      Net unrealized depreciation ................................     $   (389)
                                                                       ========

+     Separately Traded Registered Interest and Principal of Securities.

(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.           $(2,500)       $    709
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         13

Statement of Assets and Liabilities           Master Government Securities Trust

As of September 30, 2005
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$822,781,775) ...................................                        $   822,392,698
                       Investments in affiliated securities, at value
                        (identified cost--$43,500,000) ....................................                             43,500,000
                       Cash ...............................................................                                    814
                       Receivables:
                          Contributions ...................................................    $     2,082,268
                          Interest (including $4,471 from affiliates) .....................          1,300,320           3,382,588
                                                                                               ---------------
                       Prepaid expenses ...................................................                                  6,191
                                                                                                                   ---------------
                       Total assets .......................................................                            869,282,291
                                                                                                                   ---------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Investment adviser ..............................................            150,812
                          Other affiliates ................................................              9,622             160,434
                                                                                               ---------------
                       Accrued expenses ...................................................                                 26,275
                                                                                                                   ---------------
                       Total liabilities ..................................................                                186,709
                                                                                                                   ---------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets .........................................................                        $   869,095,582
                                                                                                                   ===============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
                       Investors' capital .................................................                        $   869,484,659
                       Unrealized depreciation--net .......................................                               (389,077)
                                                                                                                   ---------------
                       Net Assets .........................................................                        $   869,095,582
                                                                                                                   ===============

      See Notes to Financial Statements.


14         CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Statement of Operations                       Master Government Securities Trust

For the Six Months Ended September 30, 2005
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                       Interest (including $709,456 from affiliates) and amortization
                        of premium and discount earned                                                             $    14,045,287
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...........................................    $       978,177
                       Accounting services ................................................            109,075
                       Custodian fees .....................................................             33,173
                       Professional fees ..................................................             23,009
                       Trustees' fees and expenses ........................................             18,936
                       Pricing fees .......................................................              1,796
                       Printing and shareholder reports ...................................                111
                       Other ..............................................................              8,971
                                                                                               ---------------
                       Total expenses .....................................................                              1,173,248
                                                                                                                   ---------------
                       Investment income--net .............................................                             12,872,039
                                                                                                                   ---------------
==================================================================================================================================
Realized & Unrealized Gain--Net
----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ..................................                                  4,848
                       Change in unrealized depreciation on investments--net ..............                                 23,695
                                                                                                                   ---------------
                       Total realized and unrealized gain--net ............................                                 28,543
                                                                                                                   ---------------
                       Net Increase in Net Assets Resulting from Operations ...............                        $    12,900,582
                                                                                                                   ===============

      See Notes to Financial Statements.

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                                                 For the Six           For the
                                                                                                Months Ended          Year Ended
                                                                                                September 30,          March 31,
Increase (Decrease) in Net Assets:                                                                  2005                 2005
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .............................................    $    12,872,039     $    14,493,634
                       Realized gain--net .................................................              4,848               1,170
                       Change in unrealized appreciation/depreciation--net ................             23,695          (1,036,662)
                                                                                               -----------------------------------
                       Net increase in net assets resulting from operations ...............         12,900,582          13,458,142
                                                                                               -----------------------------------
==================================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ........................................      2,603,193,234       4,985,746,126
                       Fair value of withdrawals ..........................................     (2,683,564,483)     (5,256,876,237)
                                                                                               -----------------------------------
                       Net decrease in net assets derived from capital transactions .......        (80,371,249)       (271,130,111)
                                                                                               -----------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets .......................................        (67,470,667)       (257,671,969)
                       Beginning of period ................................................        936,566,249       1,194,238,218
                                                                                               -----------------------------------
                       End of period ......................................................    $   869,095,582     $   936,566,249
                                                                                               ===================================

      See Notes to Financial Statements.


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         15

Financial Highlights                          Master Government Securities Trust

                                                             For the Six           For the Year Ended            For the Period
                                                            Months Ended                March 31,              February 13, 2003+
The following ratios have been derived from                 September 30,      ----------------------------       to March 31,
information provided in the financial statements.               2005               2005           2004               2003
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
                 Total investment return ................            1.45%@             1.44%           .94%                  .75%*
                                                            =====================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                 Expenses ...............................             .26%*              .25%           .22%                  .26%*
                                                            =====================================================================
                 Investment income and realized gain--net            2.85%*             1.39%           .94%                 1.08%*
                                                            =====================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)   $     869,096      $     936,566  $   1,194,238         $   1,585,194
                                                            =====================================================================

*     Annualized.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16         CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2005, the Trust reimbursed FAM $10,054 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         17

Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Trustees

All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Master Government Securities Trust (the "Trust") and the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee of independent Trustees. All independent Trustees also are members of the Board's Audit Committee and the independent Trustees meet in executive session at each in-person Board meeting. The Board and Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent Trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent Trustees' request.

Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of the investment advisory agreement between the Investment Adviser and the Trust (the "Investment Advisory Agreement"). The Board also reviews and evaluates the performance of and services provided by the Investment Adviser throughout each year. The Board assesses the nature, scope and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) any fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust or by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio Investment Adviser effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Trustees

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Trust's Investment Advisory Agreement. These materials include
(a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Trust/Fund or its predecessor (which had the same investment objective and strategies as the Trust) as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Trust's/Fund's portfolio management team on investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust and/or Fund; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreements and other relationships with the Trust/Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's Investment Advisory Agreement in August 2005, the independent Trustees' and Board's review included the following:


18         CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Investment Adviser's Services and Fund Performance -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, having concluded that the other services provided to the Trust/Fund by the Investment Adviser were satisfactory. The Board compared Fund performance -- both including and excluding the effects of the Trust's/Fund's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data quarterly, consistent with the Investment Adviser's investment goals, the Board attaches primary importance to performance over relatively long periods of time, typically three to five years. The Board noted that the performance of the Trust/Fund or its predecessor (which had the same objective and strategies of the corresponding Trust) was in the third quintile of its Lipper performance group for the one, three and five year periods ended June 30, 2005. The Board concluded that the Trust's/Fund's performance was consistent with the continuation of the management fee rate at its current level and the renewal of the applicable Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process -- The Board reviewed the Trust's/Fund's investment objectives and strategies. The Board discussed with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's taxable fixed-income investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio Investment Advisers and other research, advisory and management personnel. The Board also reviewed the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Board also considered the experience of the Trust's/Fund's portfolio manager and noted that Mr. Ng has over twenty years' experience investing in money market securities. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio manager have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses -- The Board reviewed the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compares the Trust's/Fund's total expenses to those of other, comparable funds. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as institutional clients. The Board noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Trust/Fund, but determined that the Investment Adviser provided less extensive services to such clients, which tended to hold much larger accounts. The Board noted that the contractual and actual management fees and total expenses were slightly higher than the median of the comparable funds in the Lipper group. The Board concluded that the management fee and fee rate and overall expense ratio were reasonable when compared to those of other comparable funds.

Profitability -- The Board considered the cost of the services provided to the Trust and Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits in relating to the management and distribution of the Trust and Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviews the Investment Adviser's and its affiliates' methodology in allocating costs to the management of the Trust/Fund and concluded that there was a reasonable basis for the allocation. The Board believes the profits of the Investment Adviser and its affiliates are acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall. The Board also considered the federal court decisions discussing an investment adviser's profitability, and the profitability levels considered to be reasonable in those decisions.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Trust/Fund increase and whether there should be changes in the management fee rate or structure in order to enable a Trust and a Fund to participate in these economies of scale. The Board noted that the Trust's/Fund's current management fee rate schedule includes breakpoints that reduce the Trust's/Fund's management fee rate as its assets increase above certain levels and that the Trust's/Fund's assets have reached a level where such breakpoints have become effective and have reduced the management fee rate paid by the Trust/Fund. The Board determined that no changes were currently necessary.

Conclusion

After the independent Trustees deliberated in executive session, the Board, including all of the independent Trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


           CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         19

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

CMA Government Securities Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #11212 -- 9/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2005